Income Taxes - Revised 2015 & 2014 (Details) - USD ($) $ in Thousands	12 Months Ended			60 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Deferred tax assets current	$ 3,769	$ 2,133		$ 2,133
Deferred tax liabilities	6,626	2,563		$ 2,563
Valuation allowance	2,558	$ 0	$ 0
Carryforwards income tax benefit	$ 2,292
Greece
Tax rate on cost				5.42%
Effective tax rate	29.00%	29.00%	26.00%
Belgium
Effective tax rate	33.99%
Period 2016 to 2020 | Greece
Tax rate on profit margin incurred within tax jurisdiction	5.00%